Statement of Operations - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and operating costs	$ 2,937,356	$ 273,915
Loss from operations	(2,937,356)	(273,915)
Other income (expenses):
Interest earned on marketable securities held in trust account	52,169	49,118
Unrealized gain on marketable securities held in trust account	4,366	3,788
Change in fair value of warrant liability	(436,667)	(1,690,000)
Change in fair value of forward purchase agreement liability	300,000	(2,050,000)
Transaction costs		(482,885)
Other expenses, net	(80,312)	(4,169,979)
Net loss	$ (3,017,488)	$ (4,443,894)
Weighted average shares outstanding, basic and diluted	9,209,782	7,850,413
Basic and diluted net loss per ordinary share	$ (0.33)	$ (0.58)
Common Stock Shares Subject To Possible Redemption
Other income (expenses):
Weighted average shares outstanding, basic and diluted	22,040,218	22,435,483
Basic and diluted net loss per ordinary share		$ 0.00